Employee Share Schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share Value Plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	33,469	33,469	34,068	34,068	33,925	33,925
Number of shares, Awards granted	13,223	13,223	12,814	12,814	12,751	12,751
Number of shares, Awards exercised	(11,402)	(11,402)	(11,709)	(11,709)	(11,089)	(11,089)
Number of shares, Awards cancelled	(1,418)	(1,418)	(1,704)	(1,704)	(1,519)	(1,519)
Number of shares, Ending balance	33,872	33,872	33,469	33,469	34,068	34,068
Weighted fair value, Awards granted | £ / shares	£ 13.60		£ 15.85		£ 13.74
American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	17,340	17,340	17,387	17,387	17,392	17,392
Number of shares, Awards granted	7,411	7,411	7,008	7,008	6,503	6,503
Number of shares, Awards exercised	(5,746)	(5,746)	(6,079)	(6,079)	(5,583)	(5,583)
Number of shares, Awards cancelled	(1,015)	(1,015)	(976)	(976)	(925)	(925)
Number of shares, Ending balance	17,990	17,990	17,340	17,340	17,387	17,387
Weighted fair value, Awards granted | $ / shares		$ 34.42		$ 37.90		$ 35.28